Vessel Operating Expenses and Voyage Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Vessel Operating Expenses [Abstract]
Crew & crew related costs	$ 21,790,625	$ 21,567,463	$ 14,494,527
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	10,387,925	11,289,623	6,661,392
Lubricants	2,748,208	2,476,027	1,774,852
Insurances	3,503,257	3,286,750	2,250,295
Tonnage taxes	872,702	885,881	445,132
Other	2,610,911	1,753,810	1,215,402
Total Vessel operating expenses	41,913,628	41,259,554	26,841,600
Voyage Expenses [Abstract]
Brokerage commissions	1,900,940	1,842,495	1,212,587
Brokerage commissions- related party	1,274,384	1,944,288	1,299,108
Port & other expenses	615,838	858,827	604,537
Bunkers consumption	1,114,356	2,713,216	1,490,825
(Gain) / loss on bunkers	146,710	(3,637,549)	(2,715,792)
Total Voyage expenses	$ 5,052,228	$ 3,721,277	$ 1,891,265